Fair Value of Short Term and Long Term Debt Excluding Capital Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short- and long-term debt	$ 113,271	$ 93,591
Carrying Amount, Fair Value Disclosure | Excluding Capital Leases
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short- and long-term debt	112,755	93,298
Estimate of Fair Value Measurement | Excluding Capital Leases
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short- and long-term debt	$ 126,549	$ 103,527